Provisions and other liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions and other liabilities [line items]
Total provision	$ 15,946	$ 16,292
Change in estimates	870
Amounts charged against provisions	$ 427
Reasonably possible change in the discount rate	1.30%
Effects of change in the discount rate	$ (263)
Increase in discount rate [Member]
Disclosure of other provisions and other liabilities [line items]
Effects of change in the discount rate	(1,994)
Decrease in discount rate [Member]
Disclosure of other provisions and other liabilities [line items]
Effects of change in the discount rate	2,507
Asset retirement obligations [Member]
Disclosure of other provisions and other liabilities [line items]
Reduction in obligations	626	12,360
Total provision	12,360	$ 11,734
Change in estimates	845
Amounts charged against provisions	126
Effects of change in the discount rate	(276)
SDFI liability [Member]
Disclosure of other provisions and other liabilities [line items]
Change in estimates	$ 1,388